INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Aug. 31, 2023	Aug. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 1,039,347	$ 1,065,646	$ 4,157,389	$ 2,771,592